Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of computations of basic and diluted earnings per share
The computations of basic and diluted EPS for the years ended December 31, 2019, 2018 and 2017 were as follows:

	Year Ended December 31,
	2019	2018	2017
Net income for the computation of basic EPS	$1,145,694	$1,015,632	$1,076,151
Weighted average ordinary shares outstanding—basic	134,570,169	145,162,220	161,059,552
Basic EPS	$8.51	$7.00	$6.68

	Year Ended December 31,
	2019	2018	2017
Net income for the computation of diluted EPS	$1,145,694	$1,015,632	$1,076,151
Weighted average ordinary shares outstanding—diluted	135,898,139	148,706,266	167,287,508
Diluted EPS	$8.43	$6.83	$6.43

Schedule of computation of ordinary shares outstanding, excluding unvested restricted stock
The computations of ordinary shares outstanding, excluding shares of unvested restricted stock, as of December 31, 2019, 2018 and 2017 were as follows:

	As of December 31,
	2019	2018	2017
	Number of ordinary shares
Ordinary shares issued	141,847,345	151,847,345	167,847,345
Treasury shares	(10,263,856)	(9,172,681)	(14,855,244)
Ordinary shares outstanding	131,583,489	142,674,664	152,992,101
Shares of unvested restricted stock	(2,354,318)	(2,429,442)	(3,007,752)
Ordinary shares outstanding, excluding shares of unvested restricted stock	129,229,171	140,245,222	149,984,349